Fair Value (Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Sales of securities	$ 9,368	$ 10,445
Loans held for sale	889	1,672
Yield maintenance provisions	213	318
Financial liabilities
Advances by borrowers for taxes and insurance	(656)	(401)
Carrying Value [Member]
Financial assets
Cash and cash equivalents	$ 25,895	28,207
Interest-bearing deposits in other financial institutions		494
Sales of securities	$ 9,368	10,445
Loans held for sale	889	1,672
Loans, net	297,064	257,085
FHLB stock	1,942	1,942
Accrued interest receivable	831	780
Yield maintenance provisions	213	318
Interest rate lock commitments	8	25
Financial liabilities
Deposits	(290,467)	(258,315)
FHLB advances and other borrowings	(14,500)	(14,500)
Advances by borrowers for taxes and insurance	(656)	(401)
Subordinated debentures	(5,155)	(5,155)
Accrued interest payable	(44)	(48)
Interest-rate swaps	(213)	(318)
Fair Value [Member]
Financial assets
Cash and cash equivalents	$ 25,895	28,207
Interest-bearing deposits in other financial institutions		494
Sales of securities	$ 9,368	10,445
Loans held for sale	889	1,672
Loans, net	295,498	257,333
Accrued interest receivable	831	780
Yield maintenance provisions	213	318
Interest rate lock commitments	8	25
Financial liabilities
Deposits	(290,759)	(258,832)
FHLB advances and other borrowings	(14,693)	(14,663)
Advances by borrowers for taxes and insurance	(656)	(401)
Subordinated debentures	(2,269)	(2,536)
Accrued interest payable	(44)	(48)
Interest-rate swaps	(213)	(318)
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents	$ 25,895	28,207
Interest-bearing deposits in other financial institutions		494
Accrued interest receivable	$ 1	2
Financial liabilities
Deposits	$ (147,523)	(121,132)
Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Interest-bearing deposits in other financial institutions
Sales of securities	$ 9,368	10,445
Loans held for sale	889	1,672
Accrued interest receivable	21	32
Yield maintenance provisions	213	318
Interest rate lock commitments	8	25
Financial liabilities
Deposits	(143,236)	(137,700)
FHLB advances and other borrowings	(14,693)	(14,663)
Subordinated debentures	(2,269)	(2,536)
Accrued interest payable	(44)	(48)
Interest-rate swaps	$ (213)	(318)
Fair Value [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Interest-bearing deposits in other financial institutions
Loans, net	$ 295,498	257,333
Accrued interest receivable	809	746
Financial liabilities
Advances by borrowers for taxes and insurance	$ (656)	$ (401)